SIGNIFICANT ACQUISITIONS (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended		1 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member] acre	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member]	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member] acre	Sep. 30, 2013 Five Jab Oil and Gas Properties [Member]	Sep. 30, 2013 Five Jab Oil and Gas Properties [Member]
Significant Acquisitions [LineItems]
Working interest				37.50%	37.50%	37.50%
Acres of undeveloped leaseholds				1,955		1,955
Payment to acquire property						$ 3,842,143
Business acquisition, date of acquisition agreement						Feb. 27, 2013
Total working interest per participation agreement					75.00%	75.00%
Oil and gas sales	$ 524,881	$ 1,898,134	$ 1,105,401				$ 234,058	$ 234,058